Consolidated Balance Sheets (Parenthetical) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Redeemable convertible preferred stock, shares issued (in shares)		0
Redeemable convertible preferred stock, shares outstanding (in shares)		0
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		200,000,000	0
Preferred stock, shares issued (in shares)		0	0
Preferred stock, shares outstanding (in shares)		0	0
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		1,000,000,000	98,672,620
Common stock, shares issued (in shares)		124,303,083	33,069,513
Common stock, shares outstanding (in shares)		124,303,083	33,069,513
Series Seed
Redeemable convertible preferred stock, par value (n dollars per share)		$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized (in shares)		0	13,174,805
Redeemable convertible preferred stock, shares issued (in shares)		0	13,174,805
Redeemable convertible preferred stock, shares outstanding (in shares)	[1]	0	13,174,805
Redeemable convertible preferred stock, liquidation preference		$ 0	$ 7,263,000
Series A
Redeemable convertible preferred stock, par value (n dollars per share)		$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized (in shares)		0	16,836,436
Redeemable convertible preferred stock, shares issued (in shares)		0	16,836,436
Redeemable convertible preferred stock, shares outstanding (in shares)	[1]	0	16,836,436
Redeemable convertible preferred stock, liquidation preference		$ 0	$ 27,200,000
Series B
Redeemable convertible preferred stock, par value (n dollars per share)		$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized (in shares)		0	22,527,535
Redeemable convertible preferred stock, shares issued (in shares)		0	22,164,724
Redeemable convertible preferred stock, shares outstanding (in shares)	[1]	0	22,164,724
Redeemable convertible preferred stock, liquidation preference		$ 0	$ 76,060,000

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Business Combination (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 3.6281 established in the Business Combination as described in Note 3.